CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Net Cash Provided by (Used in) Operating Activities, Continuing Operations [Abstract]
Net (loss) income	$ (16,050)	$ 3,420	$ (13,364)	$ (27,644)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Impairment and other charges	0	0	3,880	2,900
Depreciation and amortization	20,688	24,055	29,290	30,358
Amortization of step-up of inventory	5,795	0	0	0
(Gain) loss on disposal of property and equipment	(109)	(79)	(6,028)	2,312
Gain on sale of routes	(749)	(1,264)	(7,232)	(6,382)
Stock based compensation	6,790	0	0	0
Loss on debt extinguishment	2,500	0	4,336	0
Deferred income taxes	(958)	3,583	1,949	900
Deferred financing costs	2,639	1,742	955	2,355
Increase (Decrease) in Operating Assets [Abstract]
Accounts receivable, net	16,611	(11,786)	11,542	(76)
Inventories, net	887	(6,883)	3,476	2,926
Prepaid expenses and other assets	(7,064)	(3,456)	(1,993)	583
Accounts payable and accrued expenses and other	(26,634)	21,295	1,181	7,515
Net cash (used in) provided by operating activities	(932)	30,627	27,992	15,747
Net Cash Provided by (Used in) Investing Activities, Continuing Operations [Abstract]
Acquisition of Utz Brands Holdings, LLC, net of cash acquired	(185,448)	0	0	0
Acquisitions, net of cash acquired	(406,485)	(8,816)	(137,845)	0
Purchases of property and equipment	(9,892)	(11,828)	(19,996)	(13,038)
Purchases of intangibles	(79,013)	(650)	0	0
Proceeds on sale of property and equipment	1,344	615	12,059	4,740
Proceeds from sale of routes	2,082	2,774	3,008	4,326
Proceeds on the sale of IO notes			33,204
Notes receivable, net	(4,470)	(3,611)	(6,312)
Notes receivable, net				1,803
Net cash used in investing activities	(681,882)	(21,516)	(115,882)	(2,169)
Net Cash Provided by (Used in) Financing Activities, Continuing Operations [Abstract]
Borrowings on term debt and notes payable	370,000	2,650	121,250	1,356
Repayments on term debt and notes payable	(239,989)	(6,686)	(135,141)	(5,611)
Contribution from member and noncontrolling interest	0	0	123,908	0
Exercised warrants	124,495	0	0	0
Dividends paid	(2,968)	0	0	0
Distributions to members	(2,968)	0	0	0
Distributions to members	0	(6,415)	(11,461)	(10,161)
Distribution to noncontrolling interest	(9,565)	0	(2,527)	(1,950)
Net cash provided by (used in) financing activities	241,973	(10,451)	96,029	(16,366)
Net (decrease) increase in cash and cash equivalents	(440,841)	(1,340)	8,139	(2,788)
Cash and cash equivalents at beginning of period	13,713	15,053	6,914	9,702
Cash and cash equivalents at end of period	$ 46,831	$ 13,713	$ 15,053	$ 6,914